(2) Significant Accounting Policies: Net Loss Per Common Share: Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

	June 30, 2013	June 30, 2012
Conversion of debt and accrued interest	3,846,758	416,667
Conversion of Series D Preferred stock	14,040	1,463,490
Exercise of outstanding common stock options and warrants	437,432	365,961
Exercise and conversion of outstanding Series D Preferred
stock warrants	162,000	162,000
Total common stock equivalents	4,460,230	2,408,118

Scenario, Previously Reported
Tables/Schedules
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

	2012	2011
Conversion of debt and accrued interest and loan origination fees	172,699,722	-
Conversion of Series D Preferred stock	292,578,000	269,070,000
Exercise of outstanding common stock options and warrants	67,356,493	99,178,202
Exercise and conversion of outstanding Series D Preferred stock
warrants	32,400,000	31,200,000
Total common stock equivalents	565,034,215	399,448,202